Events After the Reporting Period	12 Months Ended
Mar. 31, 2020
Disclosure Of Nonadjusting Events After Reporting Period Abstract
Events After the Reporting Period

25. Events After the Reporting Period

On April 29, 2020 the Company received $361,900 under the U.S. Small Business Administration's Paycheck Protection Program and entered into a two-year promissory note with East West Bank for this financing, which accrues interest at 1.0% per annum. The Company may be eligible to convert all or a portion of the funds received under this financing into a grant based on payments made for eligible purposes including payroll, rent and mortgage interest.

On June 18, 2020 the Company issued 250,000 common shares pursuant to the conversion of a CAD$100,000 convertible debenture (issued on October 12, 2017) which was converted at a price of CAD$0.40 per share.

On June 29, 2020 the Company received a $100,000 loan from a company that is beneficially owned by the CEO and Chairman of the Company have a maturity date that is the earlier of (i) the date that the GreenPower completes an equity financing of more than Five Million Dollars ($5,000,000) (ii) from receipt of proceeds on the sale of buses in excess of Ten Million Dollars ($10,000,000) or (iii) April 15, 2021, and bears interest at a rate of 12.0% per annum. The Company has agreed to grant the lender a general security assignment on the assets of GreenPower Motor Company Inc., which will be subordinated to the BMO Bank of Montreal.

On July 3, 2020 the Company announced that it will no longer be proceeding with its previously announced request to the TSX Venture Exchange for a temporary reduction of the conversion price of its convertible debentures for a thirty-day period.

On July 3, 2020 the Company granted 360,000 incentive stock options to employees and 100,000 stock options to an Investor Relations consultant, all of which are exercisable at a price of CAD$0.70 per share. For the consultant, the stock options have a term of two years and vest 25% after each of 3 months, 6 months, 9 months and 12 months. For employees, the incentive stock options have a term of five years, and 25% vest 4 months after the grant date, 25% vest one year after the grant date, 25% two years after the grant date and 25% three years after the grant date.

On July 7, 2020 the Company issued 112,500 common shares pursuant to the conversion of a CAD$45,000 convertible debenture (issued on October 12, 2017) which was converted at a price of CAD$0.40 per share.

On July 8, 2020 the Company issued 750,000 common shares pursuant to the exercise of 750,000 warrants at a price of CAD$0.50 per share, for gross proceeds of CAD$375,000.